31. COSTS AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2018
Costs And Expenses By Nature
31. COSTS AND EXPENSES BY NATURE

Costs and expenses by nature for the year then ended as of December 31, 2018:

Nature of cost and operating expenses	Cost of sales ThCh$	Distribution costs ThCh$	Administrative expenses ThCh$	Other expenses by function ThCh$	Total ThCh$
Direct cost	378,810,873	—	—	—	378,810,873
Depreciation and amortization	4,997,542	1,236,706	915,265	—	7,149,513
Personnel expenses	23,624,232	35,295,435	20,378,652	—	79,298,319
Other expenses	2,109,949	77,619,147	13,681,325	4,002,077	97,412,498
Total	409,542,596	114,151,288	34,975,242	4,002,077	562,671,203

Depreciation and amortization disclosed above correspond to that recorded as part of Cost of Sales (indirect costs), Distribution Cost and Selling and Administrative expenses. Total depreciation and amortization amounted to ThCh$24,911,943 and ThCh$1,105,381, respectively (refer to note 29), the difference corresponding to ThCh$17,762,430 is included within direct cost.

The distribution of costs and expenses by nature for the year then ended as of December 31, 2017 is detailed as follows.

Nature of cost and operating expenses	Cost of sales ThCh$	Distribution costs ThCh$	Administrative expenses ThCh$	Other expenses by function ThCh$	Total ThCh$
Direct cost	382,485,664	—	—	—	382,485,664
Depreciation and amortization	4,567,176	1,182,185	937,885	—	6,687,246
Personnel expenses	23,567,600	32,645,310	19,846,352	—	76,059,262
Other expenses	1,458,777	79,180,130	10,326,170	3,037,270	94,002,347
Total	412,079,217	113,007,625	31,110,407	3,037,270	559,234,519

Depreciation and amortization disclosed above correspond to that recorded as part of Cost of Sales (indirect cost), Distribution Cost and Selling and Administrative Expenses. Total depreciation and amortization amounted to ThCh$23,245,867 and ThCh$1,108,762 (refer to note 29), the difference corresponding to ThCh$16,558,621 is included within direct cost.

Nature of cost and operating expenses	Cost of sales ThCh$	Distribution costs ThCh$	Administrative expenses ThCh$	Other expenses by function ThCh$	Total ThCh$
Direct cost	385,682,789	—	—	—	385,682,789
Depreciation and amortization	5,005,862	1,370,580	1,020,423	—	7,396,865
Personnel expenses	20,201,501	34,656,241	19,769,974	—	74,627,716
Other expenses	1,491,719	85,010,663	10,771,771	2,067,273	99,341,426
Total	412,381,871	121,037,484	31,562,168	2,067,273	567,048,796

Depreciation and amortization disclosed above correspond to that recorded as part of Cost of Sales (indirect costs), Distribution Cost and Selling and Administrative expenses. Total depreciation and amortization amounted to ThCh$21,396,547 and ThCh$1,119,655, respectively (refer to note 29).